Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Millions	Total		Share capital [member]	Other equity instruments [member]	Reserves [member]	Retained earnings [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2016	¥ 307,648		¥ 28,265	¥ 7,791	¥ 145,007	¥ 122,558	¥ 4,027
Net profit	32,752					32,253	499
Other comprehensive income	(7,926)				(7,912)		(14)
Total comprehensive income	24,826				(7,912)	32,253	485
Transactions with owners
Appropriation to reserves (Note 37)					8,445	(8,445)
Dividends paid (Note 32)	(7,164)					(7,164)
Dividends to non-controlling interests	(135)						(135)
Others	135				135
Total transactions with owners	(7,164)				8,580	(15,609)	(135)
Ending balance at Dec. 31, 2017	325,310		28,265	7,791	145,675	139,202	4,377
Net profit	11,936					11,395	541
Other comprehensive income	(2,025)				(2,070)		45
Total comprehensive income	9,911				(2,070)	11,395	586
Transactions with owners
Capital paid in by non-controlling interests	105						105
Appropriation to reserves (Note 37)					5,885	(5,885)
Dividends paid (Note 32)	(11,690)					(11,690)
Dividends to non-controlling interests	(149)						(149)
Others	(197)				(197)
Total transactions with owners	(11,931)				5,688	(17,575)	(44)
Ending balance at Dec. 31, 2018	323,290		28,265	7,791	149,293	133,022	4,919
Beginning balance	320,401		28,265	7,791	149,309	130,117	4,919
Effect of associates' adoption of new accounting standards	(2,889)	[1]			16	(2,905)
Net profit	59,014					58,287	727
Other comprehensive income	34,912				34,847		65
Total comprehensive income	93,926				34,847	58,287	792
Transactions with owners
Appropriation to reserves (Note 37)					13,087	(13,087)
Dividends paid (Note 32)	(4,916)					(4,916)
Dividends to non-controlling interests	(133)						(133)
Reserves to retained earnings(Note 37)					(86)	86
Others	64				64
Total transactions with owners	(4,985)				13,065	(17,917)	(133)
Ending balance at Dec. 31, 2019	¥ 409,342		¥ 28,265	¥ 7,791	¥ 197,221	¥ 170,487	¥ 5,578

[1]	On 1 January 2019, CGB began to adopt IFRS 9. The cumulative effect of initial adoption of IFRS 9 was adjusted to its equity as at 1 January 2019. Accordingly, the impact was adjusted by the Group based on its percentage of holding. As at 1 January 2019, The Group’s retained earnings were decreased by RMB2,857 million and reserves were increased by RMB16 million. The Group’s equity as at 1 January 2019 was decreased by RMB2,841 million in total. On 1 January 2019, China Unicom began to adopt IFRS 16. The cumulative effect of initial adoption of IFRS 16 was adjusted to its equity as at 1 January 2019. Accordingly, the impact was adjusted by the Group based on its percentage of holding. The Group’s retained earnings as at 1 January 2019 were decreased by RMB48 million.